Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Available for sale securities	$ 4,931,963	$ 5,304,579
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value
Assets:
Available for sale securities	4,931,963	5,304,579
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | Residential mortgage-backed securities
Assets:
Available for sale securities	4,600,372	5,027,701
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | States and political subdivisions
Assets:
Available for sale securities	282,276	248,410
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | Other
Assets:
Available for sale securities	49,315	28,468
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available for sale securities	29,315	28,468
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Assets:
Available for sale securities	29,315	28,468
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2)
Assets:
Available for sale securities	4,878,585	5,248,259
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities
Assets:
Available for sale securities	4,576,309	4,999,849
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | States and political subdivisions
Assets:
Available for sale securities	282,276	248,410
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Other
Assets:
Available for sale securities	20,000
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	24,063	27,852
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Residential mortgage-backed securities
Assets:
Available for sale securities	$ 24,063	$ 27,852